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ADHIA FUNDS

2002 Annual Report


February 21, 2003




Fellow Shareholder:

Most investors must be glad to have 2002 behind them. It was an exciting year filled with scandals and investigations, job cuts and resignations, weaker corporate earnings and thinner profit margins. It was a journalist's dream and an investor's nightmare. The S&P 500 plummeted more than 23%, the NASDAQ dropped 31%, and for the third consecutive year the Dow Industrial Average declined - a feat that has not occurred since 1942.

ADHIA TWENTY FUND

The Adhia Twenty Fund posted a loss on 16.13%. Although the double-digit decline is higher than we would like, we find some solace in the fact that the fund has continued to outperform the S&P 500 by a significant margin. There were only two names worth mentioning as gainers - Royal Caribbean (RCL) and Disney (DIS). We timed our exit on Royal Caribbean perfectly, selling the stock near its peak in late October. Our trade on RCL yielded 6.5%. Our timing also proved good with Disney. We purchased it in early August at $14.68, generating an unrealized gain of more than 10% by year-end.
The fund did experience losses, both realized and unrealized, in several positions. We were caught in Kmart, and liquidated the position shortly after the bankruptcy announcement. Investment positions in technology and telecommunications were also hard hit as these sectors continue to suffer from weak business spending. As a result our positions in Sun Microsystems
(SUNW), Corning (GLW), and Atmel (ATML) experienced losses over the year.
The effects of the general market downtrend would have been much worse if we had not begun writing covered call options on several of the Fund's positions. Call options convey the obligation to sell stock at a specified price in the future. As compensation for making this commitment, the seller of the option receives a small premium payment. Such activity helped generate additional income to the fund and cushioned the blow of the markets lackluster year.

ADHIA HEALTH CARE FUND

This was the Adhia Health Care Fund's first year. While the fund posted a loss of 5.2%, we are fairly confident in the outlook for the healthcare field. Health Care currently represents over 14% of GDP (more than $1 trillion of expenditures each year) and is estimated to grow twice as fast as other sectors. This growth is largely attributed to the aging of the Baby Boomers. The graying of America will create an affluent older population happy to spending money on staying healthy, which sets the stage for a prosperous health care sector that should benefit pharmaceutical manufacturers, medical device makes, and service companies.
The fund's portfolio is distributed across a variety of health care firm that engage in the full spectrum of health related products and services. Current holdings include Guidant (GDT), a medical equipment manufacturer that produces stent systems, implantable cardiac resynchronization systems; Beckman Coulter (BEC), which manufactures a variety of laboratory instruments; Humana (HUM) a health insurance company; and Ivax (IVX) a pharmaceutical company.

ADHIA SHORT TERM ADVANTAGE FUND

The Adhia Short Term Advantage Fund returned more than 1.4% (3.4% annualized) since its inception on July 24th. This yield was derived from a portfolio in which the US Government or its agencies guaranteed the principle of every security. The fund maintains a weighted average maturity of less than three years.


(Page 2)
OUTLOOK FOR 2003

The current investment climate is rife with uncertainty, external risks, and unknowns. We remain very cautious concerning the direction of the economy and hope to see a continuation of the current environment. Even with the predictability of corporate profits at its lowest since 1941, we feel comfortable asserting that earnings for the companies in the S&P 500 will fall between $40 to $45 a share. This should translate into a fair market value for the S&P 500 of 700 to 900 and we expect to see the S&P 500 trade between 700 and 1,000 throughout the year. Over the course of the year we are anticipating the S&P 500 and Nasdaq to experience an 8-10% drop. Overall we believe that the economic data and macro level fundamentals indicate that the domestic economy has settled. However, we continue to feel that many equities remain overvalued and we anticipate a volatile market with potential precipitous declines. Among the factors that will affect the market over the next few months, many of them will have a positive effect. The Fed should keep interest rates low and President Bush's economic and tax plans hopefully will encourage additional investment in equities. Yet, this will mean little if the US goes to war.
The Federal Reserves latest rate cut in November placed the Fed funds rate at 1.25%. With rates so low investors can no longer make money through savings deposits. Thus, a portion of the $2.7 trillion currently sitting in saving deposits should find its way into the market. We believe the debt markets will benefit from this more than the equity markets. Additionally, the low Fed funds rate translates into a continuation of a low mortgage rate environment. We expect refinancing to continue supporting consumer spending.

President Bush's proposed economic and tax plans will also influence the equity markets. We expect the effect in the near term to result in increased volatility as investors speculate on what features and portions of the economic/tax package will be passed into law. To be clear - if the double taxation on corporate earnings is erased, we expect additional money to flow into equities. Especially as dividend paying stocks will be seen as an alternative to savings deposits.

Of all the factors influencing the market - the impending war with Iraq will have the greatest effect. There is no doubt in our mind that the President Bush is intent on pursuing Saddam Hussein. Our fear is that such a war may not be quick, and may not have the full support of other nations or the people of the United States. If the US moves closer to war, we expect geopolitical issues and concerns to dominate the market. Through into the mix North Korea, with its acknowledged arsenal of nuclear weapons, and there is a potential for a two-pronged war and additional turmoil in the financial markets.

As always, we will remain true to our value focus and continue to search the market for relative value. We look forward to what should be another interesting year, and appreciate your confidence and continued participation.

Sincerely,

Hitesh (John) P. Adhia
President & Chief Investment Officer
Adhia Investment Advisors, Inc.


(Page 3)
Independent Auditor's Report

The Board of Directors and Shareholders
Adhia Funds, Inc.
Adhia Twenty Fund
Adhia Healthcare Fund
Adhia Short Term Advantage Fund


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Adhia Funds, Inc. - Adhia Twenty Fund, Adhia Healthcare Fund, and Adhia Short Term Advantage Fund, as of December 31, 2002 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adhia Funds Inc. - Adhia Twenty Portfolio, Adhia Healthcare Fund, and Adhia Short Term Advantage Fund, as of December 31, 2002, the results of its operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Alan K. Geer, P.A.
Alan K. Geer, P.A.


Tampa, Florida
February 21, 2003

(Page 4)
Adhia Funds, Inc.
Adhia Twenty Fund
Statement of Assets and Liabilities
as of December 31, 2002


ASSETS:
	Investment in Securities		  $    400,201.34
	Cash at Fidelity Reserve                       241,789.25
	Cash at Union Federal			        15,132.14
	Huntington NSCC				         5,000.00
	Interest - Dividend Receivable			 1,210.00
	Prepaid Insurance				   572.81

	Total Assets	  				  	  $ 663,905.54


LIABILITIES:
	Accrued Expenses				 5,117.45


		Total Liabilities			    	      5,117.45

NET ASSETS:
	Net Assets (equivalent to $9.15 per share
	based on 71,961.1090 shares of	capital
	stock outstanding and equivalent to
	$) (Note V)			               658,788.09

		Total Liabilities and Net Assets		  $ 663,905.54



CALCULATION OF NET ASSETS
	Offering and Redemption Price Per Share
	($658,788.09 / 71,961.1090 Shares Outstanding)	                 $9.15



The accompanying notes are an integral part of these financial statements.


(Page 5)
Adhia Funds, Inc.
Adhia Twenty Fund
Statement of Operations
For the Twelve Months Ended December 31, 2002


INVESTMENT INCOME:
	Dividends				      $ 19,776.83
	Interest					   357.40

		Total Income	   			            $20,134.23


EXPENSES:
	Director Fees				         1,500.00
	Licenses and Permits				   514.00
	Transfer Agent Services		                 7,537.50
	Professional Fees			         4,000.00
	Other Expenses					 8,480.35
	Management Fees				        11,857.24

		Operating Expenses          		           $ 33,889.09

		Less: Waiver of Management Fees    	             (4,092.87)

		Total Expenses			                    $29,796.22

INVESTMENT INCOME/(LOSS) - NET	            		             (9,661.99)

NET REALIZED GAIN ON INVESTMENTS        			    (83,402.39)

CHANGE IN UNREALIZEDAPPRECIATION
	OF INVESTMENTS FOR THE YEAR        			   (193,225.78)

NET GAIN ON INVESTMENTS			         		   (276,628.17)


NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	         		  ($286,290.16)



The accompanying notes are an integral part of these financial statements.


(Page 6)
Adhia Funds, Inc.
Adhia Twenty Fund
Statement of Changes in Net Assets
For the Year Ended December 31, 2002



						31-Dec-01	   31-Dec-02

INCREASE (DECREASE) IN NET ASSETS
	FROM OPERATIONS

	Investment Income (Loss) - Net	       $12,993.95   	   (9,661.99)
	Net Realized Gain (Loss) on
		Investments 			(8,171.13)   	  (83,402.39)
	Change in Unrealized
		Appreciation on Investments    (65,775.73)       (193,225.78)

Net Increase (Decrease) in Net Assets
Resulting from Operations		       (60,952.91)       (286,290.16)

PROCEEDS FROM SHARES ISSUED		       132,603.65	  133,533.89

PAYMENTS TO REDEEM SHARES                     (150,465.00)	 (825,594.81)

TOTAL INCREASE				       (78,814.26)	 (978,351.08)

NET ASSETS AT THE BEGINNING OF
	THE PERIOD			      1,715,953.43      1,637,139.17

NET ASSETS AT THE END OF THE PERIOD	     $1,637,139.17       $658,788.09



The accompanying notes are an integral part of these financial statements.


(Page 7)
Adhia Funds, Inc.
Adhia Health Care Fund
Statement of Assets and Liabilities
as of December 31, 2002


ASSETS:
	Investment in Securities	     $      26,463.00
	Cash at Fidelity Reserve             	   105,883.96
	Receivable from Advisors 		     2,660.00
	Prepaid Insurance		                97.63

	Total Assets	  					  $ 135,104.59


LIABILITIES:
	Accrued Expenses					      1,279.64


		Total Liabilities			    	      1,279.64

NET ASSETS:
	Net Assets (equivalent to $9.48 per
	share based on 14,110.544 shares of
	capital stock outstanding and
	equivalent to $) (Note V)		  133,824.95

		Total Liabilities and Net Assets		$   135,104.59



CALCULATION OF NET ASSETS
	Offering and Redemption Price Per
	Share ($133,824.95 / 14,110.544
	Shares Outstanding)	    		   	             $   9.48



The accompanying notes are an integral part of these financial statements.


(Page 8)
Adhia Funds, Inc.
Adhia Health Care Fund
Statement of Operations
For the Twelve Months Ended December 31, 2002



INVESTMENT INCOME:
	Dividends				$ 366.63
	Interest		                   63.69

		Total Income				             $430.32


EXPENSES:
	Transfer Agent Services			2,209.70
	Professional Fees			  732.44
	Prospectus and Shareholder's Report
	Printing	  			   79.00
	Other Expenses				  794.21
	Management Fees				  467.71

		Operating Expenses            		         $ 4,283.06

		Less: 	Waiver of Management Fees 	            (467.71)
			Reimbursement of Expenses                 (2,660.00)

		Total Expenses			          	  $1,155.35

INVESTMENT INCOME/(LOSS) - NET	            		    	    (725.03)

NET REALIZED GAIN ON INVESTMENTS        			  (1,374.00)

CHANGE IN UNREALIZEDAPPRECIATION
	OF INVESTMENTS FOR THE YEAR        			  (3,874.70)

NET GAIN ON INVESTMENTS			         		  (5,248.70)


NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	         		  (5,973.73)



The accompanying notes are an integral part of these financial statements.


(Page 9)
Adhia Funds, Inc.
Adhia Health Care Fund
Statement of Changes in Net Assets
For the Year Ended December 31, 2002



				   		     		    2002

INCREASE (DECREASE) IN NET ASSETS
	FROM OPERATIONS

	Investment Income (Loss) - Net			          $(725.03)
	Net Realized Gain (Loss) on
	Investments 					         (1,374.00)
	Change in Unrealized
	Appreciation on Investments		                 (3,874.70)

Net Increase (Decrease) in Net
		Assets Resulting from
		Operations				         (5,973.73)

PROCEEDS FROM SHARES ISSUED		            	        139,798.68

PAYMENTS TO REDEEM SHARES                                				          -

TOTAL INCREASE						        133,824.95

NET ASSETS AT THE BEGINNING OF
	THE PERIOD								                      -

NET ASSETS AT THE END OF THE PERIOD	       		      $ 133,824.95



The accompanying notes are an integral part of these financial statements.


(Page 10)
Adhia Funds, Inc.
Adhia Short Term Advantage Fund
Statement of Assets and Liabilities
as of December 31, 2002


ASSETS:
	Investment in Bonds & CDs	     $    604,626.90
	Cash at Fidelity Reserve                  293,136.97
	Cash at Bank				   10,000.00
	Accrued Interest			    7,261.48
Prepaid Insurance				      146.55
Receivable from Advisor				    2,496.53

	Total Assets	  			             $ 917,668.43


LIABILITIES:
	Accrued Expenses			    1,364.82


		Total Liabilities	            1,364.82

NET ASSETS:
	Net Assets (equivalent to $10.08 per
	share issued based on 90,923.86
	shares of capital stock outstanding
	and equivalent to $) (Note V)	           916,303.61

		Total Liabilities and Net Assets	     $ 917,668.43



CALCULATION OF NET ASSETS
	Offering and Redemption Price Per Share
	($916,303.61 / 90,923.86 Shares Outstanding)	           $10.08



The accompanying notes are an integral part of these financial statements.


(Page 11)
Adhia Funds, Inc.
Adhia Short Term Advantage Fund
Statement of Operations
For the Period of July 24, 2002 (Effective Date) through December 31, 2002



INVESTMENT INCOME:
	Interest	                      $   5,624.40

		Total Income				        $5,624.40


EXPENSES:
	Transfer Agent Services	       		 2,209.70
	Professional Fees			   661.83
	Prospectus and Shareholder's
	Report Printing	 		            79.00
	Other Expenses				   939.79
	Management Fees				 1,672.57

		Operating Expenses           $   5,572.89

		Less: Waiver of Management Fees (1,672.57)
		      Reimbursement of Expenses	(3,890.32)

		Total Expenses			          			            $0.00

INVESTMENT INCOME/(LOSS) - NET	                	         5,624.40

NET REALIZED GAIN ON INVESTMENTS        		           792.20

CHANGE IN UNREALIZEDAPPRECIATION
	OF INVESTMENTS FOR THE YEAR        			 5,142.52

NET GAIN ON INVESTMENTS			         		 5,934.72


NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	         		11,559.12



The accompanying notes are an integral part of these financial statements.


(Page 12)
Adhia Funds, Inc.
Adhia Short Term Advantage Fund
Statement of Changes in Net Assets
For the Period Ended December 31, 2002



					  		      2002

INCREASE (DECREASE) IN NET ASSETS
	FROM OPERATIONS

	Investment Income (Loss) - Net			    $5,624.40
	Net Realized Gain (Loss) on
		Investments   			               792.20
	Change in Unrealized
		Appreciation on Investments		     5,142.52

Net Increase (Decrease) in Net
		Assets Resulting from
		Operations				    11,559.12

PROCEEDS FROM SHARES ISSUED		       		   904,744.49

PAYMENTS TO REDEEM SHARES                                			              0.00

TOTAL INCREASE						   916,303.61

NET ASSETS AT THE BEGINNING OF
	THE PERIOD							                         0.00

NET ASSETS AT THE END OF THE PERIOD	       		  $916,303.61



The accompanying notes are an integral part of these financial statements.


(Page 13)
Adhia Funds, Inc.
Adhia Twenty Fund
Investments in Securities
    as of December 31, 2002

		Security		     Shares  Cost Basis	Market Value
Common Stocks
  3.6%	Banking
	  JP MORGAN CHASE		     1000    $44,214.95  $ 24,000.00
  3.7%	Diversified Companies
	  GENERAL ELECTRIC	    	     1000     39,764.95	   24,350.00
  3.1%	Telephone & Communication Equipment
	  CORNING			     3000     80,144.85	    9,930.00
	  ADC TELECOM			     5000     21,842.47	   10,450.00
  2.2%	Semiconductor Manufacturing
	  ATMEL CORP		   	     6500     57,779.95	   14,495.00
  2.4%	Financial Services
	  BISYS GROUP INC		     1000     19,884.95	   15,900.00
  5.0%	Computer Systems
	  SUN MICROSYSTEMS UNC		     3000     74,589.80	   15,550.00
	  HEWLETT PACKARD		     1000     20,014.95	   17,360.00
  1.1%	Health Care - Fitness
	  BALLY TOTAL FITNESS HLDGS	     1000     13,214.95	    7,090.00
  1.2%	REIT
	  BEDFORD PROPERTIES		      300      7,979.95	    7,707.00
  1.5%	Health Care- Biotech
	  AMGEN INC COM			      200      6,114.95	    9,668.00
  13.6% Health Care - Pharmaceutical
	  ALLERGAN INC			     1000     68,794.95	   57,620.00
	  BRISTOL MYERS SQUIBB CO	     1000     52,714.95	   23,150.00
	  ADVANCED MED OPTICS INC	      222	-	    2,657.37
	  PFIZER INC			      200      6,714.95	    6,114.00
  2.4%	Restaurants
	  MCDONALD CORPORATION	  	     1000     17,564.95	   16,080.00
	  CALL-MCDONALD CORP
	   JAN 2003-$20.00                  (1000)      (959.96)      (50.00)
  10.2%	Chemical and Industrial
	  DUPONT E I DE NEMOURS CO	     1600     68,394.85	   67,840.00
	  CALL-DUPONT... JAN 2003-$45.00    (1600)    (2,591.92)     (320.00)
  7.2%	Consumer Products
	  KIMBERLY CLARK CORP	 	     1000     55,514.95	   47,470.00
  2.5%  Entertainment
	  DISNEY WALT CO DEL		     1000     14,694.95	   16,310.00
  1.0%  Apparel Industry
	  TOMMY HILFIGER CORP COM            1000      7,017.47     6,830.00



The accompanying notes are an integral part of these financial statements.


(Page 14)
Adhia Funds, Inc.
Adhia Twenty Fund
Investments in Securities
as of December 31, 2002




60.7%	Total Common Stocks	                  673,406.86   400,201.34

Total Investment in Securities	                  673,406.86   400,201.34


39.8%	Total Bank / Fidelity Cash Reserve    $   261,921.37   261,921.37

-0.5%	 Other Assets (Liabilities) Net		                (3,334.62)
100%		Net Assets	                $9,35,328.23   658,788.09



The accompanying notes are an integral part of these financial statements.


(Page 15)
Adhia Funds, Inc.
Adhia Health Care Fund
Investments in Securities
as of December 31, 2002

		Security		     Shares  Cost Basis	Market Value
Common Stocks

  2.2%	Laboratory Instruments
          BECKMAN COULTER		      100      3,852.95	    2,952.00
  2.1% 	Health & Fitness
	  BALLY TOTAL FITNESS		      400      5,294.95	    2,836.00
  4.6%	Medical Devices
	  GUIDANT CORP			      200      6,424.95	    6,170.00
  3.0%	Health Insurance
	  HUMANA INC.			      400      4,814.95	    4,000.00
  7.9%	Pharmaceuticals
	  IVAX CORP		       	      500      5,524.95	    6,065.00
	  SCHERING PLOUGH		      200      4,424.95	    4,440.00

  19.8%	Total Common Stocks		    	      30,337.70    26,463.00

	Short Term Investment
  79.1%	Total Bank / Fidelity Cash Reserve           105,883.96   105,883.96

  79.1%	Total Short Term Investment		                  105,883.96

  1.1%	 Other Assets (Liabilities) Net			            1,477.99

  100%	Net Assets				   $ 136,221.66   133,824.95



The accompanying notes are an integral part of these financial statements.


(Page 16)
Adhia Funds, Inc.
Adhia Short Term Advantage Fund
Schedule of Investments
as of December 31, 2002

Security		Shares  Cost Basis  Market V.  Acc. Int.   MV+Acc Int

  55.8%	Agency Notes
     Federal Home Loan
     Bank Cons Bonds
     Floating Rate
     10.00% 09/29/2008  150,000  150,000.00  150,375.00  1948.48  152,323.48

     Federal National
     Mortgage
     Association 4.33%
     01/03/2006	         50,000   50,046.88   50,004.20  1190.75   51,194.95

     Federal Home Loan
     Bank Bonds 3.50%
     09/18/2006		300,000  299,437.50  304,247.70  3004.17  307,251.87


  11.0%	Certificate
     of Deposit
     MBNA American Bank
     NA 2.65%
     02/02/2004	        100,000  100,000.00  100,000.00  1118.08  101,118.08

  66.8%  Total Notesand CDs
              	                 599,484.38  604,626.90 7,261.48   611888.38

    Short Term Investment

  33.1% Total Bank/Fidelity
	Cash Res.                303,136.97  303,136.97           303,136.97

  33.1% Total Short Term Investment		     	          303,136.97

  0.1 %	Other Assets (Liabilities) Net			            1,278.26

  100%	Net Assets		 902,621.35  907,763.87 7,261.48  916,303.61



The accompanying notes are an integral part of these financial statements.


(Page 17)
Notes to Financial Statements

I	Significant Accounting Policies:

The following is a summary of significant accounting polices of the Adhia Twenty Fund, Adhia Health Care Fund and Adhia Short Term Advantage Fund
(the "Funds"), portfolios of the Adhia Funds, Inc. (the "Company").
Adhia Funds, Inc. is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company was incorporated under the laws of Maryland on January 27, 1998, and the Registration for the Adhia Twenty Fund was effective January 1, 1999, while Registration for Adhia Health Care Fund and Adhia Short Term Advantage
Fund became effective July 24, 2002. The Adhia Twenty Fund's investment objective is to seek capital appreciation through investment in an average of approximately twenty different stocks. The Adhia Health Care Fund's investment objective is to seek capital appreciation through investment in companies involved in health care industry. The Adhia Short Term Advantage Fund's investment objective is to preserve principal while generating a rate of return that exceeds the return on money market mutual fund or treasury bills over longer period.

(a) Each security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized costs, which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the schedule of investments, are substantially the same for Federal income tax purposes.

(b) Net realized gains and losses on common stock are computed on the identified cost basis.

(c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of the Company's net investment taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to a regulated investment company.

(d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

II      Fund Advisor:

The Fund has an agreement with Adhia Investment Advisors, Inc.
(the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc. are affiliated, to furnish investment advisory services to the Fund.

Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate as follows:

	Adhia Twenty Fund			1.00%
	Health Care Fund			1.00%
        Short Term Advantage Fund		0.75%

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 2 1/2% of average net assets, which is the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess.


(Page 18)
For the period ended December 31, 2002, the Advisor waived advisory fees and reimbursed other expenses as follows:

					Advisory Fees     Other Expenses
Adhia Twenty Fund		         $ 4,092.87		-0-
Health Care Fund			$    467.71	    $ 2,660.00
Short Term Advantage Fund		 $ 1,672.57	    $ 3,890.32

III     Organization Costs:
Organizational costs and initial registration expenses are paid by the sponsor and Advisor Adhia Investment Advisors, Inc.

IV. 	Investment Transactions:
For the period ended December 31, 2002, purchases and proceeds of sales of investment securities were as follows:
					   Purchases		Sales
Adhia Twenty Fund		      $   348,884.20	   $ 444,322.12
Adhia Health Care Fund		      $    51,479.20	   $  19,035.60
Adhia Short Term Advantage Fund	      $ 1,287,579.68	   $ 543,480.00

V.	Capital Stock:
Capital stock is composed of common stock 10,000,000 shares authorized and 150,127.11 issued at $.0001 par value. Net assets are composed of capital stocks investment plus accumulated net investment income, plus accumulated realized gain on investments, plus change in unrealized appreciation of investments net of distributions to stockholders.

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period are as follows:

Adhia Twenty Fund

                                  2002    2001    2000    1999    1998
Net assets value at
beginning of year               $10.91  $11.33  $11.61   $9.70  $10.00
Income/ loss from operations:
Net investment income (loss) (a)  0.18    0.07     .95   (2.26)   (.01)
Net realized gain (loss) (b)     (0.56)  (0.05)    .23    1.74    (.03)
Net unrealized gain (loss) (b)   (1.38)  (0.44)  (1.46)   2.43    (.26)
Net assets value at end of y.(c) $9.15  $10.91  $11.33  $11.61   $9.70

(a) This amount has been adjusted for changes in the average number of shares outstanding throughout the period.
(b) Computed using the number of shares outstanding at the beginning of the period; 151,428.745, 26,909.21, 11,577.58 and 11,500 shares for
2001, 2000, 1999 and 1998 respectively.
(c) Computed using the number of shares outstanding at the end of the period; 150,127.11, 151,428.74, 26,909.21, and 11,577.58 for 2001, 2000,
1999 and 1998 respectively.


Adhia Health Care Fund

                                                     2002
Net assets value at beginning of year              $10.00
Income/ loss from operations:
Net investment income (loss) (a)                     0.03
Net realized gain (loss) (b)                        (0.13)
Net unrealized gain (loss) (b)                      (0.42)
Net assets value at end of year (c)                 $9.48

(a) This amount has been adjusted for changes in the average number of shares outstanding throughout the period.
(b) Computed using the number of shares outstanding at the beginning of the period; 151,428.745, 26,909.21, 11,577.58 and 11,500 shares for
2001, 2000, 1999 and 1998 respectively.
(c) Computed using the number of shares outstanding at the end of the period; 150,127.11, 151,428.74, 26,909.21, and 11,577.58 for 2001,
2000, 1999 and 1998 respectively.


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Adhia Short Term Advantage Fund

                                                    2002
Net assets value at beginning of year             $10.00
Income/ loss from operations:
Net investment income (loss) (a)                    0.02
Net realized gain (loss) (b)                        0.01
Net unrealized gain (loss) (b)                      0.06
Net assets value at end of year (c)               $10.08


(a) This amount has been adjusted for changes in the average number of shares outstanding throughout the period.
(b) Computed using the number of shares outstanding at the beginning of the period; 151,428.745, 26,909.21, 11,577.58 and 11,500 shares for 2001, 2000, 1999 and 1998 respectively.
(c) Computed using the number of shares outstanding at the end of the period; 150,127.11, 151,428.74, 26,909.21, and 11,577.58 for
2001, 2000, 1999 and 1998 respectively.





(Page 20)

MANAGEMENT OFFICE

1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


BOARD OF DIRECTORS

Hitesh (John) P. Adhia
Dr. Thomas L. Wheelen
Pravin D. Patel
Anil D. Amlani


INVESTMENT ADVISOR

Adhia Investment Advisors, Inc.
1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204-1806
Phone: (800) 627-8172
Fax:   (317) 266-6756


INDEPENDENT AUDITOR

Alan K. Geer, P.A., CPA's
7401 D Temple Terrace Highway
Temple Terrace, FL 33637